Segment Information - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 1,978,214	$ 1,965,311	$ 2,141,518
Long-lived assets	753,611	765,037
Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	20,900	20,300	$ 31,500
Long-lived assets	$ 700	$ 1,300